Offerings	Sep. 09, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.750% Notes due 2028
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,675,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,500.24
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), The Home Depot, Inc. (the "Company") initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (Registration No.333-281802), filed with the Securities and Exchange Commission (the "SEC") on August 27, 2024. This filing fee exhibit is in connection with a final prospectus supplement dated September 8, 2025, filed by the Company with the SEC pursuant to Rule 424(b) of the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.950% Notes due 2030
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 498,205,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,275.19
Offering Note	See Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.650% Notes due 2035
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 996,910,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,626.92
Offering Note	See Note 1.